Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

17. RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the

Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their Articles of Association, the Company’s wholly foreign-owned enterprises, being foreign invested enterprise established in the PRC, are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the staff welfare and bonus fund are at the discretion of the Company’s wholly foreign-owned enterprises. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

In accordance with the PRC Company Laws, the VIEs must make appropriations from their annual after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory reserve and discretionary surplus reserve. The VIEs are required to allocate at least 10% of their after-tax profits to the statutory reserve until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus reserve is at the discretion of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of December 31, 2020, the Group’s PRC subsidiaries and VIEs had appropriated RMB82,792 (US$12,688) to their reserves.

Furthermore, registered share capital and capital reserve accounts of the Company’s PRC subsidiaries and the VIEs are also restricted from distribution. As a result, the restrictions amounted to approximately RMB2,594,646 (US$397,647) as of December 31, 2020. Therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements are disclosed in Note 21.

Cash transfers from the Company’s PRC subsidiaries to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and the VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.